Long-Term Debt - Debt Maturity Schedule (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Maturities
2020	$ 648
2021	4,683
2022	1,171,000
2023	0
2024	607,323
Thereafter	389,135
Total	2,172,789
Revolving Credit Facility
Maturities
2022	1,171,000
2023	0
Total	1,171,000
Senior unsecured notes
Maturities
2023	0
2024	607,323
Thereafter	389,135
Total	996,458
Other long-term debt
Maturities
2020	648
2021	4,683
2022	0
2023	0
2024	0
Thereafter	0
Total	$ 5,331